RELATED PARTY TRANSACTIONS (Details Textual) - Brushy Resources, Inc [Member]		3 Months Ended	12 Months Ended
	Jun. 03, 2014 USD ($)	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 shares	May 20, 2016 USD ($)	Mar. 16, 2016 USD ($)	Dec. 30, 2015
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			50.00%			50.00%
Long-term Line of Credit		$ 11,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit				$ 18,938.11
SOS Ventures [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit		$ 21,718,000
SOS Ventures [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit					$ 21,600,000
SOS Ventures [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000,000
Line of Credit Facility, Interest Rate During Period	18.00%
SOS Ventures [Member] | Line of Credit [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Interest Coverage Ratio		3	3
Minimum Current Ratio		1	3
Debt To EBITDAX Maximum Ratio		3.5	3.5
Owner Group [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		39.34%	39.34%
Equity Method Investment Shares Held | shares		4,863,720	4,863,720